Property Plant and Equipment - Additional Information (Details) - CAD ($) $ in Millions	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Capitalized salaries and benefits		$ 0.8	$ 0.6
Construction in progress		0.3	0.6
Interest associated with construction in progress		$ 2.0	$ 1.3
Other Disposals of Assets | Cannabis
Disclosure Of Property Plant And Equipment [Line Items]
Proceeds from sales of non-core assets	$ 2.1
Sale of property closing date			Mar. 27, 2020